Average Annual Total Returns{- Fidelity® Series International Value Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity® Series International Value Fund	Fidelity Series International Value Fund-Default Return Before Taxes Past 1 year	Fidelity Series International Value Fund-Default Return Before Taxes Past 5 years	Fidelity Series International Value Fund-Default Return Before Taxes Past 10 years	Fidelity Series International Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series International Value Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series International Value Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series International Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Value Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series International Value Fund-Default After Taxes on Distributions and Sales Past 10 years	MS158 Past 1 year	MS158 Past 5 years	MS158 Past 10 years
Total	19.83%	3.72%	3.59%	18.54%	2.88%	2.77%	12.36%	2.75%	2.71%	16.40%	3.79%	4.18%